Exhibit 99.1
KPMG LLP
Suite 900
8350 Broad Street
McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures
Exeter Finance LLC (the “Company”)
Wells Fargo Securities, LLC
Barclays Capital Inc.
(together with the Company, the “Specified Parties”)
Re:	Exeter Automobile Receivables Trust 2020-1 – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “2020-1 Stat Pool_113019_KPMG.xlsx,” provided by the Company on December 3, 2019, containing certain information related to 33,260 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on November 30, 2019 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2020-1. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:
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The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Source Documents” means the following information sources provided by the Company:
–	Sales Contract
–	Notice Letter
–	Shaw Loan Operating System
–	Global Search imaging system (“Global Search System”)
–	Customer Acquisition and Life Cycle Management System (“CALMS”)

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.
•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, Guarantee of Title, Application for Vehicle Transaction(s) (VSD190), and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means an electronic data file provided by the Company on December 11, 2019, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.
•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.
A.
We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.
For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.  The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System, Title Certificate
Origination Date	Sales Contract, Shaw Loan Operating System
Original Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS
Vehicle Model Year	Sales Contract, CALMS
Vehicle Make	Sales Contract, CALMS
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS
Borrower State (current)	Sales Contract, CALMS
FICO Score	CALMS
Custom Score	CALMS

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents.
C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and seller state address were located within the United States.
D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of:
i)	the underwriting overview screen capture with a credit approval notation;

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ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,
iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.
There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.
/s/      KPMG LLP
McLean, Virginia
January 2, 2020

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Exhibit A
Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	74435971	30	74495968	59	74794402
2	74517461	31	74679132	60	74900850
3	74347149	32	74311896	61	74981727
4	74250979	33	74547507	62	74641364
5	74412572	34	74596540	63	75017540
6	74306486	35	74705504	64	74855008
7	74496966	36	74711713	65	74911341
8	74597211	37	74460351	66	74925171
9	74606440	38	74520391	67	74953753
10	74365520	39	74691012	68	75032242
11	74434389	40	74720010	69	74644816
12	74526922	41	74743084	70	74883318
13	74610636	42	74837029	71	74825884
14	74631991	43	74838511	72	75082517
15	74647817	44	74653012	73	75009154
16	74690899	45	74657251	74	75095575
17	74543861	46	74688370	75	74883496
18	74579217	47	74745336	76	75036459
19	74668993	48	74851229	77	75003148
20	74691459	49	74801108	78	75028246
21	74695647	50	74828701	79	75059490
22	74546736	51	74602559	80	75111518
23	74564261	52	74675855	81	74968667
24	74585822	53	74646102	82	74979991
25	74613074	54	74901396	83	75003977
26	74632015	55	74934919	84	75134556
27	74641163	56	74946121	85	75033449
28	74630060	57	74642689	86	75204618
29	74703532	58	74761984	87	75076182

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Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	75109828	109	75270610	130	75538862
89	75084489	110	75278239	131	75557728
90	75229917	111	75473117	132	75408724
91	75091708	112	75374984	133	75555707
92	75126010	113	75395405	134	75656942
93	75126059	114	75399228	135	75656806
94	75256117	115	75414816	136	75658868
95	74995172	116	75436855	137	75694110
96	75147279	117	75464066	138	71976392
97	75199016	118	75467029	139	73021196
98	75220052	119	75483241	140	73135340
99	75256023	120	75493647	141	73142942
100	75298908	121	75107571	142	73722558
101	75182255	122	75400396	143	73954169
102	75303610	123	75529735	144	73999407
103	75218346	124	75532081	145	51917893
104	75355783	125	75172711	146	52155220
105	75098419	126	75463207	147	68906688
106	75291823	127	75503447	148	69779948
107	75372633	128	75484880	149	70506435
108	74960341	129	75490449	150	70846655

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